Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	1,639,100	$60.26
Granted	542,000	114.90
Exercised	(294,238)	40.34
Forfeited	(3,750)	54.88
Shares issuable under options - December 31, 2020	1,883,112	$79.11	2.6	$108,772
Options exercisable - End of period	714,014	$60.63	1.6	$54,383

Stock Options Exercised [Table Text Block]
2020

Number of options exercised	294,238

Aggregate fair value	$33,734
Intrinsic value	22,224
Amount of cash received	11,510

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2020

Risk free rate	1.3%
Expected life in years	4.75
Expected volatility	30.5%
Dividend yield	0.5%

Weighted average fair value per option granted	$29.56